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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2011

Check here if Amendment [_]; Amendment Number: ______

   This Amendment (Check only one.):   [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Hawk Hill Capital Partners, LP
Address: 1301 Second Avenue, Suite 2850
         Seattle, WA 98101


Form 13F File Number: 28-13332

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Charles F. Pollnow IV

Title:   Manager of Triple Frond Partners LLC
         General Partner of Hawk Hill Capital Partners, LP

Phone:   206-332-1215


Signature, Place, and Date of Signing:

            /s/ Charles F. Pollnow IV                      Seattle, WA              January 13 , 2012
             _______________________                 ________________________    _______________________
Charles F. Pollnow IV
Manager of Triple Frond Partners LLC
General Partner of Hawk Hill Capital Partners, LP

Report Type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other manager(s).)

List of Other Managers Reporting for this Manager:

    Form 13F File Number       Name

    28-13331                   Triple Frond Partners LLC

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